MORGAN STANLEY VARIABLE INVESTMENT SERIES

522 Fifth Avenue

New York, NY 10036

October 31, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Variable Investment Series
Registration Statement on Form N-14

Dear Mr. Greene:

On behalf of Morgan Stanley Variable Investment Series, a Massachusetts business trust (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of the Aggressive Equity Portfolio will be transferred to the Multi Cap Growth Portfolio, both series of the Registrant, in exchange for shares of the Multi Cap Growth Portfolio.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6983 (tel) or 646.452.4799 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu